	VegTech Plant-based Innovation & Climate ETF
	Schedule of Investments - January 31, 2023 (Unaudited)

Shares			Value
	COMMON STOCKS	92.4%
	Advanced Materials & Production	1.1%
2,000	Ultrafabrics Holdings Co. Ltd. (c)		$56,467
	Agricultural Chemicals	0.3%
8,860	Desert Control AS (b) (c)		13,457
	Agricultural Operations	10.8%
6,960	AppHarvest, Inc. (b)		16,983
13,540	Fresh Del Monte Produce, Inc. (c)		387,244
5,580	Limoneira Co.		73,265
28,280	Local Bounti Corp. (b)		27,143
49,120	Village Farms International, Inc. (b) (c)		53,050
			557,685
	Beverage Manufacturing	3.4%
3,280	Molson Coors Beverage Co. - Class B		172,462
	Beverages-Non-alcoholic	8.2%
820	Celsius Holdings, Inc. (b)		82,262
2,460	GURU Organic Energy Corp. (b) (c)		5,177
35,320	Oatly Group AB - ADR (b)		86,181
8,060	Vita Coco Co., Inc. (b)		109,374
40,000	Vitasoy International Holdings Ltd. (c)		84,886
11,480	Zevia PBC - Class A (b)		51,430
			419,310
	Beverages-Wine/Spirits	5.2%
2,760	MGP Ingredients, Inc.		269,210
	Brewery	3.2%
2,720	Anheuser-Busch InBev SA/NV - ADR		163,989
	Chemicals	6.6%
1,080	Lenzing AG (c)		76,200
5,980	Yara International ASA (c)		264,803
			341,003
	Chemicals-Specialty	11.2%
6,520	Amyris, Inc. (b)		10,367
60	Givaudan SA (c)		193,730
4,900	Sensient Technologies Corp.		370,881
			574,978
	Cosmetics & Toiletries	4.4%
3,920	e.l.f. Beauty, Inc. (b)		225,596
	Farm Product Raw Material Merchant Wholesalers	2.5%
15,720	SunOpta, Inc. (b) (c)		128,432
	Food-Meat Products	0.1%
4,440	Steakholder Foods Ltd. - ADR (b)		4,529
	Food-Misc/Diversified	9.4%
2,920	Beyond Meat, Inc. (b)		47,976
4,240	Ingredion, Inc.		435,872
			483,848
	Food-Wholesale Distribution	3.4%
13,820	Mission Produce, Inc. (b)		172,197
	Footwear Manufacturing	3.0%
1,260	Crocs, Inc. (b)		153,430
	Grocery and Related Product Merchant Wholesalers	6.2%
27,620	Dole PLC (c)		318,459
	Investment Companies	0.6%
154,240	Agronomics Ltd. (b) (c)		25,861
40,000	Eat Well Investment Group, Inc. (b) (c)		5,862
			31,723
	Machinery-Farm	0.3%
8,280	Hydrofarm Holdings Group, Inc. (b)		15,484
	Medical Labs & Testing Services	1.4%
35,740	Ginkgo Bioworks Holdings, Inc. (b)		69,693
	Paper & Related Products	4.5%
5,540	Smurfit Kappa Group PLC (c)		231,673
	Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing	4.6%
29,900	ICL Group Ltd. (c)		238,303
	Retail-Gardening Products	0.4%
3,560	GrowGeneration Corp. (b)		18,370
	Retail-Perfume & Cosmetics	0.7%
5,740	Olaplex Holdings, Inc. (b)		36,219
	Textile-Products	0.7%
5,080	Spinnova OYJ (b) (c)		37,554
	Vitamins & Nutritional Products	0.2%
7,008	Else Nutrition Holdings, Inc. (b) (c)		3,318
60,000	Odd Burger Corp. (b) (c)		11,274
			14,592
	Total Common Stocks (cost $4,340,316)		4,748,663

	EXCHANGE-TRADED FUNDS	5.9%
3,000	iShares Treasury Floating Rate Bond ETF		151,680
3,000	WisdomTree Floating Rate Treasury Fund		150,840
	Total Exchange-Traded Funds (cost $302,097)		302,520

	MONEY MARKET FUND	1.6%
81,636	First American Government Obligations Fund, Class X, 4.14% (a)		81,636
	Total Money Market Fund (cost $81,636)		81,636

	Total Investments (cost $4,724,049)	99.9%	5,132,819
	Other Assets less Liabilities	0.1%	3,052
	TOTAL NET ASSETS	100.0%	$5,135,871

(a)	Rate shown is the 7-day annualized yield as of January 31, 2023.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
AB - Aktiebolag is the Swedish term for limited company.
ADR - American Depository Receipt
AG - Aktiengesellschaft is the German term for a public limited company.
AS - Aksjeselskap is the Norwegian term for a stock-based company.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
ETF - Exchange-Traded Fund
Ltd. - Company is incorporated and shareholders have limited liability.
OYJ - Julkinen osakeyhtiö is the Finnish term for a public limited company.
PBC - Public Benefit Corporation
PLC - Public Limited Company
SA - An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SA/NV - A public limited liability company (société an.onyme/naamloze vennootschap) incorporated in Belgium.

Country Allocation
Country	% of Net Assets
United States	53.46%
Ireland	10.71%
Cayman Islands	7.54%
Norway	5.42%
Israel	4.73%
Canada	4.03%
Switzerland	3.77%
Belgium	3.19%
Sweden	1.68%
Hong Kong	1.65%
Austria	1.49%
Japan	1.10%
Finland	0.73%
Isle of Man	0.50%
100.00%

VegTech Plant-based Innovation & Climate ETF
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,399,414	$-	$-	$1,399,414
Consumer Cyclical	212,672	-	-	212,672
Consumer Non-cyclical	3,032,903	-	-	3,032,903
Financial	31,723	-	-	31,723
Industrial	71,951	-	-	71,951
Total Common Stocks	4,748,663	-	-	4,748,663
Exchange-Traded Funds	302,520	-	-	302,520
Money Market Fund	81,636	-	-	81,636
Total Investments	$5,132,819	$-	$-	$5,132,819

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.